Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Commitments to Purchase Silver and Gold

The following table summarizes the Company’s commitments to make per-ounce cash payments for silver and gold to which it has the contractual right pursuant to the precious metal purchase agreements:

	Attributable Payable Production to be Purchased				Per Ounce Cash Payment [1,2]						Term of Agreement		Date of Original Contract
Silver and Gold Interests	Silver		Gold		Silver			Gold

San Dimas	100	% ³	0	% ³		$4.32		$	n/a		Life of Mine		15-Oct-04
Peñasquito	25%		0%			$4.17			n/a		Life of Mine		24-Jul-07
Salobo	0%		75%			n/a			$400		Life of Mine		28-Feb-13
Sudbury	0%		70%			n/a			$400		20 years		28-Feb-13
Antamina	33.75%		0%			variable	[4]		n/a		Life of Mine		3-Nov-15
Constancia	100%		50	% [5]		$5.90	[6]		$400	[6]	Life of Mine		8-Aug-12
Other
Los Filos	100%		0%			$4.34			n/a		25 years		15-Oct-04
Zinkgruvan	100%		0%			$4.34			n/a		Life of Mine		8-Dec-04
Yauliyacu	100	% [7]	0%			$8.80	[8]		n/a		Life of Mine		23-Mar-06
Stratoni	100%		0%			$4.22	[9]		n/a		Life of Mine		23-Apr-07
Minto	100%		100	% [10]		$4.18			$322	¹¹	Life of Mine		20-Nov-08
Neves-Corvo	100%		0%			$4.22			n/a		50 years		5-Jun-07
Aljustrel	100	% ¹²	0%			$4.06			n/a		50 years		5-Jun-07
Keno Hill	25%		0%		$	variable	¹³		n/a		Life of Mine		2-Oct-08
Barrick
Pascua-Lama	25%		0%			$3.90			n/a		Life of Mine		8-Sep-09
Lagunas Norte	100%		0%			$3.90			n/a		8.5 years		8-Sep-09
Pierina	100%		0%			$3.90			n/a		8.5 years	[14]	8-Sep-09
Veladero	100	% [15]	0%			$3.90			n/a		8.5 years		8-Sep-09
Rosemont	100%		100%			$3.90			$450		Life of Mine		10-Feb-10
Loma de La Plata	12.5%		0%			$4.00			n/a		Life of Mine		n/a	[16]
777	100%		50%			$6.08	[6]		$412	[6]	Life of Mine		8-Aug-12
Early Deposit
Toroparu	50%		10%			$3.90			$400		Life of Mine		11-Nov-13
Cotabambas	100	% [17]	25	% [17]		$5.90			$450		Life of Mine		21-Mar-16
Kutcho	100	% [18]	100	% [18]	$	variable	[19]		variable	[19]	Life of Mine		12-Dec-17

1)	Subject to an annual inflationary adjustment with the exception of Loma de La Plata and Sudbury.
2)	Should the prevailing market price for silver or gold be lower than this amount, the per ounce cash payment will be reduced to the prevailing market price, with the exception of Yauliyacu where the per ounce cash payment will not be reduced below $4.30 per ounce, subject to an annual inflationary factor.
3)	On January 12, 2018, the Company announced that the existing San Dimas SPA was being cancelled and that the Company had entered into a new San Dimas PMPA. Under the terms of the new agreement, which is expected to close before the end of April 2018, the Company will be committed to purchase an amount of gold equal to 25% of gold production from San Dimas plus an additional amount of gold equal to 25% of silver production from San Dimas converted to gold at a fixed gold to silver exchange ratio of 70:1. Note that if the average gold to silver price ratio decreases to less than 50:1 or increases to more than 90:1 for a period of 6 months or more, then the “70” shall be revised to “50” or “90”, as the case may be, until such time as the average gold to silver price ratio is between 50:1 to 90:1 for a period of 6 months or more in which event the “70” shall be reinstated.
4)	The Company is committed to pay Glencore 20% of the spot price of silver for each ounce of silver delivered under the Antamina silver purchase agreement.
5)	Gold recoveries will be set at 55% for the Constancia deposit and 70% for the Pampacancha deposit until 265,000 ounces of gold have been delivered to the Company.
6)	Subject to an increase to $9.90 per ounce of silver and $550 per ounce of gold after the initial 40 year term.
7)	Wheaton is committed to purchase from Glencore a per annum amount equal to the first 1.5 million ounces of payable silver produced at Yauliyacu and 50% of any excess.
8)	Should the market price of silver exceed $20 per ounce, in addition to the $8.80 per ounce, the Company is committed to pay Glencore an additional amount for each ounce of silver delivered equal to 50% of the excess, to a maximum of $10 per ounce, such that when the market price of silver is $40 or above, the Company will pay Glencore $18.80 per ounce of silver delivered.
9)	In October 2015, in order to incentivize additional exploration and potentially extend the limited remaining mine life of Stratoni, Wheaton and Eldorado Gold agreed to modify the Stratoni silver purchase agreement. The primary modification is to increase the production price per ounce of silver delivered to Wheaton over the current fixed price by one of the following amounts: (i) $2.50 per ounce of silver delivered if 10,000 meters of drilling is completed outside of the existing ore body and within Wheaton’s defined area of interest (“Expansion Drilling”); (ii) $5.00 per ounce of silver delivered if 20,000 meters of Expansion Drilling is completed; and (iii) $7.00 per ounce of silver delivered if 30,000 meters of Expansion Drilling is completed. Drilling in all three cases must be completed by December 31, 2020, in order for the agreed upon increase in production price to be initiated.
10)	The Company is committed to acquire 100% of the first 30,000 ounces of gold produced per annum and 50% thereafter.
11)	In October 2017, in order to incentivize Capstone Mining Corp. (Capstone) to extend the Minto mine life, the Company agreed to amend the Minto precious metal purchase agreement. The primary modification is to increase the production payment per ounce of gold delivered to Wheaton over the current fixed price in periods where the market price of copper is lower than $2.50 per pound. In consideration for this contract amendment and certain other agreements made between the Company and Capstone, Capstone issued 6.8 million shares to Wheaton with a value of $8 million.
12)	Wheaton only has the rights to silver contained in concentrate containing less than 15% copper at the Aljustrel mine.
13)	The production payment related to the Keno Hill silver interest is a function of the silver head grade and silver spot price in the month in which the silver is produced.
14)	As per Barrick’s disclosure, closure activities were initiated at Pierina in August 2013.
15)	Wheaton’s attributable silver production is subject to a maximum of 8% of the silver contained in the ore processed at Veladero during the period.
16)	Terms of the agreement not yet finalized.
17)	Once 90 million silver equivalent ounces attributable to Wheaton have been produced, the attributable production to be purchased will decrease to 66.67% of silver production and 16.67% of gold production for the life of mine.
18)	Once 51,000 ounces of gold and 5.6 million ounces of silver have been delivered to Wheaton, the stream will decrease to 66.67% of silver and gold production for the life of mine.
19)	The Company is committed to pay Kutcho 20% of the spot price of silver and gold for each ounce of silver and gold delivered under the Kutcho Early Deposit Agreement.

Summary of Other Contractual Obligations and Contingencies

Other Contractual Obligations and Contingencies

	Obligations With Scheduled Payment Dates
(in thousands)	2018	2019 - 2021	2022 - 2023	After 2023	Sub-Total	Other Commitments	Total

Bank debt [1]	$-	$-	$770,000	$-	$770,000	$-	$770,000
Interest [2]	24,845	82,055	4,564	-	111,464	-	111,464
Silver and gold interest payments [3]
Rosemont [4]	-	-	-	-	-	231,150	231,150
Loma de La Plata	-	-	-	-	-	32,400	32,400
Toroparu	-	-	-	-	-	138,000	138,000
Cotabambas	1,500	4,500	2,500	-	8,500	126,000	134,500
Kutcho	7,000	-	-	-	7,000	58,000	65,000
Operating leases	1,303	3,381	1,808	1,206	7,698	-	7,698

Total contractual obligations	$34,648	$89,936	$778,872	$1,206	$904,662	$585,550	$1,490,212

1)	At December 31, 2017, the Company had $770 million drawn and outstanding on the Revolving Facility.
2)	As the applicable interest rates are floating in nature, the interest charges are estimated based on market-based forward interest rate curves at the end of the reporting period combined with the assumption that the principal balance outstanding at December 31, 2017 does not change until the debt maturity date.
3)	Does not reflect the contingent payment due related to the Salobo gold purchase agreement (see the Salobo section, below).
4)	Includes contingent transaction costs of $1 million.

Summary of Current Status of CRA

For ease of reference, the following provides an overview of the current status of CRA matters:

	CRA Position/Status	Potential Income Inclusion	Potential Income Tax Payable (1)	Payments Made	Timing
2005-2010 Taxation Years	Transfer pricing provisions of the Act should apply such that Wheaton’s income subject to tax in Canada should be increased by an amount equal to substantially all of the income earned outside of Canada by Wheaton’s foreign subsidiaries.	CRA has reassessed Wheaton and is seeking to increase Wheaton’s income subject to tax in Canada by Cdn$715 million.	CRA has reassessed Wheaton and is seeking to impose income tax of $161 million (Cdn$201 million).(2),(3)	Wheaton has posted security in the form of letters of guarantee totaling $170 million (Cdn$213 million) reflecting 50% of all assessed tax, penalties and interest accrued to March 15, 2019.(3),(4)	An appeal in the Tax Court of Canada commenced January 8, 2016. Timing of resolution of the matter in court is uncertain.
2011-2015 Taxation Years	CRA audit of 2011-2013 taxation years commenced January 19, 2016, with the 2014-2015 taxation years being added September 2017. CRA has not issued a proposal or reassessment.	If CRA were to reassess on a similar basis as 2005-2010 taxation years, CRA would seek to increase Wheaton’s income subject to tax in Canada by approximately $1.6 billion. (5)	If CRA were to reassess on a similar basis as 2005-2010 taxation years, CRA would seek to impose income tax of approximately $347 million (Cdn$435 million).(5), (6)	N/A	Time to complete CRA audit unknown.
2016-2017 Taxation Years	Remains open to audit by CRA.	If CRA were to audit and then reassess on a similar basis as 2005-2010 taxation years, CRA would seek to increase Wheaton’s income subject to tax in Canada by approximately $262 million. (5)	If CRA were to audit and then reassess on a similar basis as 2005-2010 taxation years, CRA would seek to impose income tax of approximately $71 million (Cdn$89 million).(5), (7)	N/A	N/A

1)	For the taxation years ended after December 31, 2010, the Company files its Canadian tax returns in US dollars. However, taxes payable, if any, are payable in Canadian dollars based on the exchange rate applicable on the original payment due date. As a result, the US dollar amounts reflected in the table above are subject to fluctuations in the value of the Canadian dollar relative to the US dollar. Canadian dollar amounts in this table have been converted to US dollars at the exchange rate applicable at the balance sheet date as quoted by the Bank of Canada.
2)	For the 2005-2010 taxation years, transfer pricing penalties of $57 million (Cdn$72 million) and interest and other penalties of $64 million (Cdn$81 million) were also assessed by the CRA. The total reassessment issued on September 24, 2015 was $282 million (Cdn$353 million). Additional interest accruing to December 31, 2017 on the total amount reassessed is estimated at $35 million (Cdn$45 million) for the 2005-2010 taxation years.
3)	As a consequence of the CRA’s reassessment of the 2005-2010 taxation years, CRA has denied non-capital losses of $12 million and $14 million that the Company had carried forward and applied to the 2011 and 2012 taxation years, respectively. Accordingly, the Company has carried back non-capital losses from subsequent taxation years to eliminate the taxable income in the 2011 and 2012 taxation years. However, interest and penalties of $1 million (Cdn$1.3 million) remained owing, 50% of which has been paid as the Company filed Notices of Objection with respect to the reassessments of the 2011 and 2012 taxation years. The reassessments do not relate to the CRA international audit of the 2011-2015 taxation years.
4)	Estimates of interest given as of the date stated. Interest accrues until payment date.
5)	For precious metal purchase agreements with upfront payments paid in the form of a deposit, the estimates of income inclusion and tax payable are computed on the basis that the cost of precious metal acquired under such precious metal purchase agreements is equal to the market value of such precious metal while the deposit is outstanding, and the cash cost thereafter.
6)	If CRA were to reassess the 2011-2015 taxation years and continue to apply transfer pricing penalties, management estimates that transfer pricing penalties of approximately $161 million and interest (calculated to December 31, 2017) and other penalties of approximately $98 million may be applicable for the 2011-2015 taxation years.
7)	If CRA were to reassess the 2016-2017 taxation years and continue to apply transfer pricing penalties, management estimates that transfer pricing penalties of approximately $26 million and interest (calculated to December 31, 2017) and other penalties of approximately $5 million may be applicable for the 2016-2017 taxation years.